DERIVATIVE WARRANT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Warrant Liability [Abstract]
Disclosure of detailed information about derivative warrant liability [Table Text Block]
Balance, December 31, 2020	$-
Fair value of warrants issued	925,737
Fair value of adjustment	(658,626)
Balance, December 31, 2021	267,111
Fair value of adjustment	(263,446)
Balance, December 31, 2022	$3,665
Fair value of adjustment	(3,665)
Balance, December 31, 2023	$-

Disclosure of detailed information about option pricing model to estimate the liability's fair value [Table Text Block]
	As of December 31,		At Issuance -
	2022	2021	March 4, 2021
Risk-free interest rate	4.06%	0.95%	0.28%
Expected live	0.17 years	1.17 years	2.00 years
Annualized volatility	87.88%	96.32%	81.02%
Dividend yield	0.00%	0.00%	0.00%
Fair value per warrant	$0.001	$0.79	$0.261